Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity [Abstract]
Schedule of Warrant Related Activity

The following summarizes warrant activity during the nine months ended September 30, 2012:

	Warrant Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2011	6,261,978	$3.82
Warrants issued	6,809,705	0.52
Warrants expired	(1,380,597)	1.34
Warrants exercised	(440,000)	0.51
Warrants outstanding, September 30, 2012	11,251,086	$2.26